UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04984

AMERICAN BEACON FUNDS
 (Exact name of Registrant as Specified in Charter)
220 East Las Colinas Boulevard, Suite 1200
Irving, Texas 75039
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (817) 391-6100

GENE L. NEEDLES, JR., PRESIDENT
220 East Las Colinas Boulevard, Suite 1200
Irving, Texas 75039
(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

EXPLANATORY NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on March 6, 2019 (the “Report”) to supplement Item 1 “Report to Stockholders.” The purpose of the Amendment is to add a discussion of the Board of Trustees’ considerations in approving investment advisory and subadvisory agreements.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders and contained all information required to be included in such reports by the Registrant’s registration statement form under the Investment Company Act of 1940, as amended, pursuant to Rule 30e-1(a) thereunder.

Items 1 through 12 and Item 13(a)(1) to this Amendment to the Registrant’s Form N-CSR are incorporated by reference from the Form N-CSR filed on EDGAR on March 6, 2019 (Accession Number 0001193125-19-065725).

American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL
TargetRisk Fund

Annual Report dated December 31, 2018
Supplement to Item 1 - “Report to Stockholders”

Approvals Related to American Beacon AHL TargetRisk Fund
At its November 5-6, 2018 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon AHL TargetRisk Fund (“Fund”), a newly created series of the Trust, and (2) the approval of a new investment advisory agreement (the “Advisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and AHL Partners LLP (the “Subadviser”), the Fund’s proposed subadviser.
Approval of the Management Agreement
Prior to the meeting, information was provided to the Board by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund.  The Investment Committee of the Board also met with representatives of the Manager.  The Board also considered information that had been provided by the Manager to the Board at the May 18, 2018 and June 5-6, 2018 Board meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).
Provided below is an overview of the primary factors the Board considered at its November 5-6, 2018 meetings at which the Board considered the approval of the Management Agreement with respect to the Fund.  In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services to the Fund and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.
The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors.  Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement.  The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

Nature, Extent and Quality of Services.  The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 18, 2018 and June 5-6, 2018 meetings.  At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel.  The Board also considered representations made by the Manager at the Board’s May 18, 2018 and June 5-6, 2018 meetings.  At those meetings, the Manager described its disciplined investment approach and goal to provide above average long-term performance on behalf of the Existing Funds and detailed the culture of compliance and support that reduces risks to the Existing Funds.  The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds that have a single investment subadviser.  In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund.  Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.
Investment Performance.  The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager.  The Board also considered that it would review the historical investment performance record relevant to the Fund’s investment professionals in connection with its consideration of the Advisory Agreement.
Costs of the Services Provided to the Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the Fund.  In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund.  The Board also considered that the Manager will receive certain fees related to securities lending, to the extent the Fund engages in securities lending activities.  The Board then considered that, at assumed estimated initial asset levels, the Manager was projected to incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to the Fund.  The Board also considered the amounts of those projected losses.  The Board considered the Manager’s explanation regarding its cost allocation methodology in calculating these projections.
Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the Select Peer Group.  In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule.  The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds.  The Board considered the Manager’s representation that the management fee rate proposed by the Manager for the Fund is lower than the average advisory fee rate paid by peer group funds in the Fund’s potential Morningstar, Inc. (“Morningstar”) category (the “Select Peer Group”), and that when combined with the proposed advisory fee rate to be paid to the Subadviser, the proposed management fee rate is higher than the average advisory fee rate paid by peer group funds in the Select Peer Group.  The Board also considered that the Fund’s total expense ratio is expected to be higher than the median of the Select Peer Group with respect to each share class.  The Board considered that the Manager had contractually agreed to limit the Fund’s total expenses through at least April 30, 2020, at competitive market levels, which are below industry averages with respect to the Institutional Class and Y Class and higher than industry averages with respect to the Investor Class.  This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale.  The Board considered the Manager’s representation that the proposed management fee rate for the Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the Fund’s shareholders.
Benefits Derived from the Relationship with the Fund.  The Board considered the Manager’s representation that it has not identified any material indirect “fall-out” benefits that may accrue to it or its affiliates because of its proposed relationship with the Fund, except that the Manager will benefit from the Fund’s investment of its cash sweep accounts and securities lending collateral in the American Beacon U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds.  Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.
Board’s Conclusion.  Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”): (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders were expected to benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.
Approval of the Advisory Agreement
Prior to the November 5-6, 2018 meetings, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement.  The Investment Committee of the Board also met with representatives of the Subadviser.  Information regarding the Subadviser was also provided to the Board by the Subadviser in response to requests from the Board and/or Manager prior to the Board’s May 18, 2018 and June 5-6, 2018 meetings at which the Board considered the existing investment advisory agreement among the Manager, the Subadviser and the Trust, on behalf of another series of the Trust for which the Subadviser serves as subadviser (the “Existing AHL Fund”).
Provided below is an overview of the primary factors the Board considered at its November 5-6, 2018 meetings at which the Board considered the approval of the Advisory Agreement.  In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of a comparable client account managed by the Subadviser; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.
The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors.  Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement.  The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
Nature, extent and quality of the services to be provided by the Subadviser.  The Board considered information regarding the Subadviser’s principal business activities, financial condition and overall capabilities to perform the services under the Advisory Agreement.  In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund.  The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program.  The Board also took into consideration the Manager’s recommendation of the Subadviser.  The Board considered the Subadviser’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the Fund.  Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.
Performance of the Subadviser.  The Board evaluated the information provided by the Subadviser and the Manager regarding the performance of a comparable client account managed by the Subadviser relative to the performance of appropriate benchmark indices and the funds included in the Select Peer Group.  The Board considered representations made by the Subadviser and the Manager that, for various periods ended September 30, 2018, the comparable client account’s relative performance was favorable. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Advisory Agreement.
Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between the Subadviser and its other clients.  In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by the Subadviser on behalf of the Fund.  The Board considered that the Subadviser’s investment advisory fee rate under the Advisory Agreement would be paid to the Subadviser by the Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for the Fund is favorable compared to other comparable client accounts, and that the proposed advisory fee rate is lower than the fee rate that the Subadviser charges to the Existing AHL Fund.  After evaluating this information, the Board concluded that the Subadviser’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.
Costs of the services to be provided and profits to be realized by the Subadviser and its affiliates from its relationship with the Fund.  The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.
Economies of Scale.  The Board considered the Subadviser’s representation that it believes that the proposed advisory fee schedule for the Fund, which includes breakpoints, reflects economies of scale for the benefit of the Fund’s investors.
Benefits to be derived by the Subadviser from its relationship with the Fund.   The Board considered the Subadviser’s representation that it is not aware of any “fall-out” benefits that may accrue to it or its affiliates because of the Subadviser’s relationship with the Fund.  Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.
Board’s Conclusion.  Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

Item 13. Exhibits
(a)(2)            The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.
(a)(3)            Not applicable.
(b)            The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
AMERICAN BEACON FUNDS

Date: March 20, 2019	By /s/ Gene L. Needles, Jr. Gene L. Needles, Jr. President American Beacon Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

AMERICAN BEACON FUNDS

Date: March 20, 2019	By /s/ Gene L. Needles, Jr. Gene L. Needles, Jr. President American Beacon Funds

Date: March 20, 2019	By /s/ Melinda G. Heika Melinda G. Heika Treasurer American Beacon Funds